Note 6 - Promissory notes	12 Months Ended
Jul. 31, 2013
Notes to Financial Statements
Note 6 - Promissory notes

Note 6 – Promissory notes:

On November 28, 2012, The Company received fund of $20,000 from third party. The Promissory note is due on November 28, 2014, bears interest at 10% per annum and is unsecured.

On July 3, 2013, the holder of the above Promissory note advised the Company the  Promissory note was to be retired and funds allocated to private placement  in the amount of $20,000 for a named place.   (ref Note 8 - Stockholders’ Equity)

During the period ended July 10, 2013, the Company accrued interest expense $1,227 which was waived and contributed to additional paid in capital.